FINANCIAL RISK MANAGEMENT - Market Price Risk (Details) - Commodity price risk - Gulf Coast diesel index commodity swaps and options gal in Thousands	Dec. 31, 2019 gal $ / gal	Dec. 31, 2018 gal $ / gal	Dec. 31, 2017 $ / gal
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gallons hedged | gal	252	3,276
Estimated usage	2.50%	32.10%
Hedging price ($/gallon)			1.98
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon)	1.26	1.32
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon)	1.90	1.90